Revenues - Contract balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Revenues.
Contract liabilities	¥ 5,931,850		¥ 2,026,895	$ 835,484
Contract liabilities revenue recognized	¥ 1,811,993	$ 255,214	¥ 1,356,566